Fair Value (Recurring Fair Value Measurements) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Assets [Abstract]
Available-for-sale Securities, Debt Securities	$ 351,402	$ 365,425
Available-for-sale Securities, Equity Securities	3,321	3,631
Actively traded securities	404	704
Fair Value Option And Trading Securities	15,024	16,689
Short-term investments	9,299	8,621
Mortgage loans at estimated fair value	67,102	60,118
Derivative assets	14,406	13,452
Net embedded derivatives within asset host contracts	171	160
Separate account assets	301,598	316,994
Liabilities [Abstract]
Derivative liabilities	7,049	7,022
Net embedded derivatives within liability host contracts	935	(46)
Long-term debt, at estimated fair value, relating to variable interest entities	18,023	16,286
Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	314	308
Consolidated Securitization Entities
Assets [Abstract]
Mortgage loans at estimated fair value	172	280
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	60	151
Recurring [Member]
Assets [Abstract]
Available-for-sale Securities, Debt Securities	351,402	365,425
Available-for-sale Securities, Equity Securities	3,321	3,631
Actively traded securities	404	654
Fair Value Option And Trading Securities	15,024	16,689
Short-term investments	8,819	7,663
Mortgage loans at estimated fair value	486	588
Other investments	162	264
Derivative assets	14,406	13,452
Total other invested assets	14,568	13,716
Net embedded derivatives within asset host contracts	391	377
Separate account assets	301,598	316,994
Total assets	695,609	725,083
Liabilities [Abstract]
Derivative liabilities	7,049	7,022
Net embedded derivatives within liability host contracts	935	(46)
Trading liabilities	153	239
Total liabilities	8,197	7,366
Recurring [Member] | Interest rate contracts
Assets [Abstract]
Derivative assets	9,434	9,055
Liabilities [Abstract]
Derivative liabilities	2,347	2,356
Recurring [Member] | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	3,019	2,499
Liabilities [Abstract]
Derivative liabilities	2,902	2,848
Recurring [Member] | Credit contracts
Assets [Abstract]
Derivative assets	106	189
Liabilities [Abstract]
Derivative liabilities	47	40
Recurring [Member] | Equity market contracts
Assets [Abstract]
Derivative assets	1,847	1,709
Liabilities [Abstract]
Derivative liabilities	1,753	1,778
Recurring [Member] | FVO general account securities
Assets [Abstract]
Fair Value Option And Trading Securities	627	704
Recurring [Member] | FVO contractholder-directed unit-linked investments
Assets [Abstract]
Fair Value Option And Trading Securities	13,981	15,316
Recurring [Member] | Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	314	308
Recurring [Member] | Consolidated Securitization Entities
Assets [Abstract]
Fair Value Option And Trading Securities	12	15
Mortgage loans at estimated fair value	172	280
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	60	151
Recurring [Member] | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	100,794	105,954
Recurring [Member] | U.S. Treasury and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	61,646	61,516
Recurring [Member] | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	57,198	61,675
Recurring [Member] | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	50,499	52,666
Recurring [Member] | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	38,797	39,846
Recurring [Member] | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	15,441	15,187
Recurring [Member] | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	14,394	14,249
Recurring [Member] | CMBS (1)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	12,633	14,332
Recurring [Member] | Level 1
Assets [Abstract]
Available-for-sale Securities, Debt Securities	37,660	36,879
Available-for-sale Securities, Equity Securities	1,274	1,558
Actively traded securities	0	22
Fair Value Option And Trading Securities	11,335	11,638
Short-term investments	2,543	2,104
Mortgage loans at estimated fair value	0	0
Other investments	109	203
Derivative assets	67	71
Total other invested assets	176	274
Net embedded derivatives within asset host contracts	0	0
Separate account assets	77,080	83,533
Total assets	130,068	135,986
Liabilities [Abstract]
Derivative liabilities	25	11
Net embedded derivatives within liability host contracts	0	0
Trading liabilities	103	215
Total liabilities	128	226
Recurring [Member] | Level 1 | Interest rate contracts
Assets [Abstract]
Derivative assets	4	4
Liabilities [Abstract]
Derivative liabilities	7	9
Recurring [Member] | Level 1 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	0	2
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 1 | Credit contracts
Assets [Abstract]
Derivative assets	0	0
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 1 | Equity market contracts
Assets [Abstract]
Derivative assets	63	65
Liabilities [Abstract]
Derivative liabilities	18	2
Recurring [Member] | Level 1 | FVO general account securities
Assets [Abstract]
Fair Value Option And Trading Securities	506	552
Recurring [Member] | Level 1 | FVO contractholder-directed unit-linked investments
Assets [Abstract]
Fair Value Option And Trading Securities	10,829	11,064
Recurring [Member] | Level 1 | Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	0	0
Recurring [Member] | Level 1 | Consolidated Securitization Entities
Assets [Abstract]
Fair Value Option And Trading Securities	0	0
Mortgage loans at estimated fair value	0	0
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	0	0
Recurring [Member] | Level 1 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | U.S. Treasury and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	37,660	36,879
Recurring [Member] | Level 1 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 1 | CMBS (1)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 2
Assets [Abstract]
Available-for-sale Securities, Debt Securities	292,928	306,411
Available-for-sale Securities, Equity Securities	1,615	1,728
Actively traded securities	400	627
Fair Value Option And Trading Securities	3,419	4,484
Short-term investments	5,985	5,223
Mortgage loans at estimated fair value	172	280
Other investments	53	61
Derivative assets	13,942	12,922
Total other invested assets	13,995	12,983
Net embedded derivatives within asset host contracts	0	0
Separate account assets	222,814	231,539
Total assets	540,928	562,648
Liabilities [Abstract]
Derivative liabilities	6,216	6,252
Net embedded derivatives within liability host contracts	0	7
Trading liabilities	50	24
Total liabilities	6,315	6,421
Recurring [Member] | Level 2 | Interest rate contracts
Assets [Abstract]
Derivative assets	9,405	8,988
Liabilities [Abstract]
Derivative liabilities	2,340	2,347
Recurring [Member] | Level 2 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	3,003	2,472
Liabilities [Abstract]
Derivative liabilities	2,754	2,755
Recurring [Member] | Level 2 | Credit contracts
Assets [Abstract]
Derivative assets	99	175
Liabilities [Abstract]
Derivative liabilities	45	38
Recurring [Member] | Level 2 | Equity market contracts
Assets [Abstract]
Derivative assets	1,435	1,287
Liabilities [Abstract]
Derivative liabilities	1,077	1,112
Recurring [Member] | Level 2 | FVO general account securities
Assets [Abstract]
Fair Value Option And Trading Securities	32	57
Recurring [Member] | Level 2 | FVO contractholder-directed unit-linked investments
Assets [Abstract]
Fair Value Option And Trading Securities	2,985	3,797
Recurring [Member] | Level 2 | Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	0	0
Recurring [Member] | Level 2 | Consolidated Securitization Entities
Assets [Abstract]
Fair Value Option And Trading Securities	2	3
Mortgage loans at estimated fair value	172	280
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	49	138
Recurring [Member] | Level 2 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	93,758	99,012
Recurring [Member] | Level 2 | U.S. Treasury and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	23,986	24,637
Recurring [Member] | Level 2 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	51,438	55,185
Recurring [Member] | Level 2 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	49,643	51,355
Recurring [Member] | Level 2 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	34,088	35,463
Recurring [Member] | Level 2 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	15,395	15,187
Recurring [Member] | Level 2 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	12,731	12,005
Recurring [Member] | Level 2 | CMBS (1)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	11,889	13,567
Recurring [Member] | Level 3
Assets [Abstract]
Available-for-sale Securities, Debt Securities	20,814	22,135
Available-for-sale Securities, Equity Securities	432	345
Actively traded securities	4	5
Fair Value Option And Trading Securities	270	567
Short-term investments	291	336
Mortgage loans at estimated fair value	314	308
Other investments	0	0
Derivative assets	397	459
Total other invested assets	397	459
Net embedded derivatives within asset host contracts	391	377
Separate account assets	1,704	1,922
Total assets	24,613	26,449
Liabilities [Abstract]
Derivative liabilities	808	759
Net embedded derivatives within liability host contracts	935	(53)
Trading liabilities	0	0
Total liabilities	1,754	719
Recurring [Member] | Level 3 | Interest rate contracts
Assets [Abstract]
Derivative assets	25	63
Liabilities [Abstract]
Derivative liabilities	0	0
Recurring [Member] | Level 3 | Foreign currency exchange rate contracts
Assets [Abstract]
Derivative assets	16	25
Liabilities [Abstract]
Derivative liabilities	148	93
Recurring [Member] | Level 3 | Credit contracts
Assets [Abstract]
Derivative assets	7	14
Liabilities [Abstract]
Derivative liabilities	2	2
Recurring [Member] | Level 3 | Equity market contracts
Assets [Abstract]
Derivative assets	349	357
Liabilities [Abstract]
Derivative liabilities	658	664
Recurring [Member] | Level 3 | FVO general account securities
Assets [Abstract]
Fair Value Option And Trading Securities	89	95
Recurring [Member] | Level 3 | FVO contractholder-directed unit-linked investments
Assets [Abstract]
Fair Value Option And Trading Securities	167	455
Recurring [Member] | Level 3 | Residential Mortgage Loans - FVO
Assets [Abstract]
Mortgage loans at estimated fair value	314	308
Recurring [Member] | Level 3 | Consolidated Securitization Entities
Assets [Abstract]
Fair Value Option And Trading Securities	10	12
Mortgage loans at estimated fair value	0	0
Liabilities [Abstract]
Long-term debt, at estimated fair value, relating to variable interest entities	11	13
Recurring [Member] | Level 3 | U.S. corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	7,036	6,942
Recurring [Member] | Level 3 | U.S. Treasury and agency
Assets [Abstract]
Available-for-sale Securities, Debt Securities	0	0
Recurring [Member] | Level 3 | Foreign corporate
Assets [Abstract]
Available-for-sale Securities, Debt Securities	5,760	6,490
Recurring [Member] | Level 3 | Foreign government
Assets [Abstract]
Available-for-sale Securities, Debt Securities	856	1,311
Recurring [Member] | Level 3 | RMBS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	4,709	4,383
Recurring [Member] | Level 3 | State and political subdivision
Assets [Abstract]
Available-for-sale Securities, Debt Securities	46	0
Recurring [Member] | Level 3 | ABS
Assets [Abstract]
Available-for-sale Securities, Debt Securities	1,663	2,244
Recurring [Member] | Level 3 | CMBS (1)
Assets [Abstract]
Available-for-sale Securities, Debt Securities	$ 744	$ 765